PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Cost	$ 128,620	$ 124,437
Accumulated depreciation	96,872	89,572
Depreciated cost	31,748	34,865
Depreciation expenses	10,668	9,555	$ 7,758
Changes of property and equipment	1,562	1,058
Computers, manufacturing, peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	125,097	120,796
Accumulated depreciation	94,294	86,892
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,959	1,925
Accumulated depreciation	1,500	1,577
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	1,564	1,716
Accumulated depreciation	$ 1,078	$ 1,103